Document and Entity Information	Sep. 09, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001752836
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	COVETRUS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38794
Entity Tax Identification Number	83-1448706
Entity Address, Address Line One	7 Custom House Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	(888)
Local Phone Number	280-2221
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CVET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false